SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2025
IfrsStatementLineItems [Line Items]
SCHEDULE OF COMMON SHARE ACTIVITY
Common Share Activity January 1, 2025-September 30, 2025
	# of shares	$
Opening Balance January 1, 2025	196,933	104,916,071
Shares issued under the Equity Line of credit	2,619,876	23,027,513
Conversion of Class C preferred shares into common shares	279,997	1,458,491

Closing Balance September 30, 2025	12,066,616	$129,402,075

SCHEDULE OF STOCK OPTIONS

A summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2023	3	$181,505
Granted	-	-
Expired/Cancelled	(1)	(163,328)
Outstanding options, December 31, 2024	2	$190,593
Granted	-	-
Expired/Cancelled	(1)	(242,586)
Outstanding options, September 30, 2025	1	$138,600

SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE

As at September 30, 2025 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

13-Apr-22	1	1	138,600.00	13-Apr-27	1.53
Total	1	1	$138,600.00		1.53

SCHEDULE OF RESTRICTED SHARE UNITS ACTIVITY

A summary of the Company’s restricted share unit activity during the nine month period ended September 30, 2025 is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2023	6	$530,880
Granted	-	-
Exercised/cancelled	-	-
Outstanding RSU, December 31, 2024	6	$530,880
Granted	-	-
Exercised/cancelled	-	-
Outstanding RSU, September 30, 2025	6	$530,880

SCHEDULE OF SHARE PURCHASE WARRANT

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2023	78	$648,880
Granted	75,170	$4,925
Expired	(3)	$(5,796,000)
Exercised/Exchanged	(75,208)	$(2,560)
Outstanding, Dec 31, 2024	37	$940,480
Granted	-	$-
Expired	(4)	$(3,452,400)
Outstanding, September 30, 2025 and date of MD&A	33	$702,565

SCHEDULE OF SHARE PURCHASE WARRANT ACTIVITY BY GRANT DATE

At September 30, 2025 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
11-Jan-22	20	1,159,200	10-Jan-27
31-Oct-23	13	50	none
Total	33	$702,565

Restricted stock options [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE

As at September 30, 2025 restricted stock options outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	4	4	$519,120
13-Apr-22	2	2	$554,400

Outstanding RSU, September 30, 2025	6	6	$530,880

Agent options [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF STOCK OPTIONS

A summary of the Company’s agent options activity is as follows:

	Number of	Weighted average
	options	exercise price
Outstanding agent options, December 31, 2023	26	$19,872
Expired	*
Outstanding agent options, December 31, 2024	26	142,563
Expired	(1)	(3,452,400)
Outstanding agent options, September 30, 2025	25	$54,464

SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE

As at September 30, 2025 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

11-Jan-22	1	1	$1,275,120	11-Jan-27	1.28
31-Oct-23	24	24	$3,604	31-Oct-28	3.09
Total Agent options	25	25	$54,464		3.02